Related Party Transactions - Additional Information (Details) - USD ($)			3 Months Ended
	Feb. 09, 2023	Dec. 21, 2022	Jun. 30, 2023	Mar. 31, 2024	Feb. 02, 2024	Dec. 31, 2023	Dec. 14, 2023	Oct. 03, 2023	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Common stock par value				$ 0.0001		$ 0.0001			$ 0.0001
Debt Instrument, Face Amount							$ 3,500,000
Outstanding balance for advances				$ 289,760		$ 149,841			$ 3,017
7GC & Co. Holdings Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share | $ / shares		$ 10
Loans payable current						2,540,091
Convertible notes					$ 2,540,092
7GC & Co. Holdings Inc. [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share | $ / shares								$ 10
Debt Instrument, Face Amount								$ 500,000
Debt Instrument, Interest Rate, Stated Percentage								0.00%
7GC & Co. Holdings Inc. [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance for advances						$ 67,118
7GC & Co. Holdings Inc. [Member] | Sponsor [Member] | Working Capital Drawdowns and Extension Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity		$ 2,300,000
Proceeds from related party debt		$ 1,100,000
Common stock par value		$ 0.0001
7GC & Co. Holdings Inc. [Member] | Sponsor [Member] | Working Capital Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity		$ 500,000
Proceeds from related party debt	$ 177,500	900,000	$ 122,500
Debt instrument carrying amount			500,000
7GC & Co. Holdings Inc. [Member] | Sponsor [Member] | Extension Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity		1,800,000
Proceeds from related party debt		$ 200,000	900,000
Debt instrument carrying amount			$ 1,800,000